Prospectus	April 30, 2010 as revised May 24, 2010

Series I shares
Invesco V.I. Select Dimensions Dividend Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Select Dimensions Dividend Growth Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

This prospectus contains important information about the Series I class shares (Series I shares) of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Sale of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	6
Distributions	6
Dividends	6
Capital Gains Distributions	6
Share Classes	6
Payments to Insurance Companies	6

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Select Dimensions Dividend Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.54%

Other Expenses[1]	0.41

Total Annual Fund Operating Expenses[1]	0.95

Fee Waiver and/or Expense Reimbursement[2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.72% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$74	$256	$479	$1,123

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Select Dimensions Investment Series Dividend Growth Portfolio (the predecessor fund) for its most recent fiscal year was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In selecting securities for purchase and sale, the Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stocks. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark with similar investment objectives to the predecessor fund. The benchmark may not reflect payment of fees, expenses or taxes. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and predecessor fund’s) past performance is not necessarily an indication of its future performance.

The returns shown are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of Invesco V.I. Select Dimensions

1        Invesco V.I. Select Dimensions Dividend Growth Fund

Dividend Growth Fund on June 1, 2010. Series I shares returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns
The following bar chart shows changes in the performance of the predecessor fund’s Class X shares from year to year. Class X shares of the predecessor fund and Series I shares are not subject to sales loads.

Best Quarter (ended June 30, 2003): 17.38%
Worst Quarter (ended December 31, 2008): (21.43)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Series I: Inception (06/01/10)[1]	24.39%	(0.70)%	0.89%

S&P 500® Index	26.46	0.42	(0.95)

1 The returns shown for these periods are the historical performance of the predecessor fund’s Class X shares at net asset value and reflect the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class X shares is November 9, 1994.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service

Gregory R. Lai	Portfolio Manager (Lead)	2010 (predecessor fund 2008)

Steven W. Pelensky	Portfolio Manager	2010 (predecessor fund 2008)

Jordan Floriani	Portfolio Manager	2010 (predecessor fund 2008)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through a variable product, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
The principal risks of investing in the Fund are:

Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities.

2        Invesco V.I. Select Dimensions Dividend Growth Fund

One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Other Risks. The performance of the Fund also will depend on whether or not the portfolio managers are successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in derivatives, convertible securities, fixed-income securities and REITs.

Additional Investment Strategy Information
Fixed-Income Securities. The Fund may invest up to 20% of its assets in U.S. government securities, investment grade corporate debt securities and/or money market securities. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity.

REITs. REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from an upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) While the credit risk for U.S. government securities in which the Fund may invest is minimal, the Fund’s investment grade corporate debt holdings may have speculative characteristics.

REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the

3        Invesco V.I. Select Dimensions Dividend Growth Fund

Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com.

Fund Management

The Adviser
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $250 million	0.545%

Next $750 million	0.420

Next $1 billion	0.395

Over $2 billion	0.370

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Gregory R. Lai, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Lai served as Portfolio Manager of the predecessor fund since 2008. Mr. Lai was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager at Affinity Investment Advisors, LLC. Mr. Lai is the lead portfolio manager of the Fund.

■	Stephen W. Pelensky, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Pelensky served as Portfolio Manager of the predecessor fund since 2008. Mr. Pelensky was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager for Alliance Bernstein.

■	Jordan Floriani, Portfolio Manager, has been responsible for the Fund since 2010. Ms. Floriani served as Portfolio Manager of the predecessor fund since 2008. Ms. Floriani was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, she was a Portfolio Manager at Affinity Investment Advisors, LLC.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund

4        Invesco V.I. Select Dimensions Dividend Growth Fund

shareholders, if the Adviser believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks

There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

The Adviser may use indications of fair value from pricing services approved by the Board. In other circumstances, the Adviser valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.

5        Invesco V.I. Select Dimensions Dividend Growth Fund

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser valuation committee will fair value the security using procedures approved by the Board.

Short-Term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds. To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall

6        Invesco V.I. Select Dimensions Dividend Growth Fund

not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, the Adviser may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Adviser, the Adviser is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the Adviser provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to the Adviser are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by the Adviser to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by the Adviser out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Select Dimensions Dividend Growth Fund

Financial Highlights

The financial highlights show the predecessor fund’s financial history for the past five fiscal years ended December 31, 2009. The financial highlights table is intended to help you understand the financial performance of the predecessor fund’s Class X shares. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the predecessor fund (assuming reinvestment of all dividends and distributions).

The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the predecessor fund’s financial statements, is included in the predecessor fund’s annual report, which is available upon request.

	NET ASSET		NET REALIZED				TOTAL	NET ASSET		NET ASSETS	RATIOS TO AVERAGE NET ASSETS(c)
	VALUE	NET	AND	TOTAL FROM	DIVIDENDS	DISTRIBUTIONS	DIVIDENDS	VALUE		END OF			NET	REBATE FROM	PORTFOLIO
FOR THE YEAR ENDED	BEGINNING	INVESTMENT	UNREALIZED	INVESTMENT	TO	TO	AND	END OF	TOTAL	PERIOD			INVESTMENT	MORGAN STANLEY	TURNOVER
DECEMBER 31	OF PERIOD	INCOME(a)	GAIN (LOSS)	OPERATIONS	SHAREHOLDERS	SHAREHOLDERS	DISTRIBUTIONS	PERIOD	RETURN(b)	(000’S)	EXPENSES		INCOME	AFFILIATE	RATE

DIVIDEND GROWTH CLASS X SHARES
2005	$15.81	$0.20	$0.67	$0.87	$(0.20)	—	$(0.20)	$16.48	5.57%	$249,516	0.63%		1.26%	—	38%
2006	16.48	0.22	1.62	1.84	(0.23)	—	(0.23)	18.09	11.25	201,169	0.67		1.31	—	115
2007	18.09	0.22	0.55	0.77	(0.22)	—	(0.22)	18.64	4.27	153,676	0.67		1.18	—	48
2008	18.64	0.26	(7.06)	(6.80)	(0.07)	—	(0.07)	11.77	(36.60)	77,428	0.71	(d)	1.63 (d)	0.01%	61
2009	11.77	0.21	2.61	2.82	(0.25)	—	(0.25)	14.34	24.39	75,962	0.72	(d)	1.72 (d)	0.00 (e)	44

(a)	The per share amounts were computed using an average number of shares outstanding during the period.
(b)	Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.
(c)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(d)	The ratio reflects the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(e)	Amount is less than 0.005%.

8        Invesco V.I. Select Dimensions Dividend Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you wish to obtain free copies of the Fund’s current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Select Dimensions Dividend Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com MS-VISDDG-PRO-1

Prospectus	April 30, 2010 as revised May 24, 2010

Series II shares
Invesco V.I. Select Dimensions Dividend Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Select Dimensions Dividend Growth Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

This prospectus contains important information about the Series II class shares (Series II shares) of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Sale of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	6
Distributions	6
Dividends	6
Capital Gains Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	6

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Select Dimensions Dividend Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.54%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses[1]	0.41

Total Annual Fund Operating Expenses[1]	1.20

Fee Waiver and/or Expense Reimbursement[2]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$99	$334	$614	$1,413

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Select Dimensions Investment Series Dividend Growth Portfolio (the predecessor fund) for its most recent fiscal year was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In selecting securities for purchase and sale, the Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stocks. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark with similar investment objectives to the predecessor fund. The benchmark may not reflect payment of fees, expenses or taxes. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and predecessor fund’s) past performance is not necessarily an indication of its future performance.

The returns shown are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund

1        Invesco V.I. Select Dimensions Dividend Growth Fund

was reorganized into Series II shares of Invesco V.I. Select Dimensions Dividend Growth Fund on June 1, 2010. Series II shares returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
The following bar chart shows changes in the performance of the predecessor fund’s Class Y shares from year to year. Class Y shares of the predecessor fund and Series II shares are not subject to sales loads.

Best Quarter (ended June 30, 2003): 17.24%
Worst Quarter (ended December 31, 2008): (21.49)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Series II: Inception (06/01/10)[1]	24.11%	(0.95)%	1.45%

S&P 500® Index: Inception (07/31/00)	26.46	0.42	(0.80)

1 The returns shown for these periods are the historical performance of the predecessor fund’s Class Y shares at net asset value and reflect the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class Y shares is July 24, 2000.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service

Gregory R. Lai	Portfolio Manager (Lead)	2010 (predecessor fund 2008)

Steven W. Pelensky	Portfolio Manager	2010 (predecessor fund 2008)

Jordan Floriani	Portfolio Manager	2010 (predecessor fund 2008)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through a variable product, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
The principal risks of investing in the Fund are:

Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in

2        Invesco V.I. Select Dimensions Dividend Growth Fund

response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Other Risks. The performance of the Fund also will depend on whether or not the portfolio managers are successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in derivatives, convertible securities, fixed-income securities and REITs.

Additional Investment Strategy Information
Fixed-income Securities. The Fund may invest up to 20% of its assets in U.S. government securities, investment grade corporate debt securities and/or money market securities. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity.

REITs. REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from an upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Fixed-income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) While the credit risk for U.S. government securities in which the Fund may invest is minimal, the Fund’s investment grade corporate debt holdings may have speculative characteristics.

REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques

3        Invesco V.I. Select Dimensions Dividend Growth Fund

and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com.

Fund Management

The Adviser
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $250 million	0.545%

Next $750 million	0.420

Next $1 billion	0.395

Over $2 billion	0.370

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Gregory R. Lai, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Lai served as Portfolio Manager of the predecessor fund since 2008. Mr. Lai was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager at Affinity Investment Advisors, LLC. Mr. Lai is the lead portfolio manager of the Fund.

■	Stephen W. Pelensky, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Pelensky served as Portfolio Manager of the predecessor fund since 2008. Mr. Pelensky was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager for Alliance Bernstein.

■	Jordan Floriani, Portfolio Manager, has been responsible for the Fund since 2010. Ms. Floriani served as Portfolio Manager of the predecessor fund since 2008. Ms. Floriani was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, she was a Portfolio Manager at Affinity Investment Advisors, LLC.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at

4        Invesco V.I. Select Dimensions Dividend Growth Fund

a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the Adviser believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks

There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

The Adviser may use indications of fair value from pricing services approved by the Board. In other circumstances, the Adviser valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods

5        Invesco V.I. Select Dimensions Dividend Growth Fund

and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser valuation committee will fair value the security using procedures approved by the Board.

Short-Term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds. To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or “Rule 12b-1 Plan” which is described in this prospectus.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments

6        Invesco V.I. Select Dimensions Dividend Growth Fund

may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, the Adviser may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Adviser, the Adviser is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the Adviser provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to the Adviser are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by the Adviser to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by the Adviser out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Select Dimensions Dividend Growth Fund

Financial Highlights

The financial highlights show the predecessor fund’s financial history for the past five fiscal years ended December 31, 2009. The financial highlights table is intended to help you understand the financial performance of the predecessor fund’s Class Y shares. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain Information reflects financial results for a single predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the predecessor fund (assuming reinvestment of all dividends and distributions).

The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the predecessor fund’s financial statements, is included in the predecessor fund’s annual report, which is available upon request.

											Ratios to Average
	Net Asset										Net Assets(c)
	Value	Net	Net Realized	Total from			Total	Net Asset		Net Assets			Net		Rebate from		Portfolio
For the Year Ended	Beginning	Investment	and Unrealized	Investment	Dividends to	Distributions to	Dividends and	Value End	Total	End of Period			Investment		Morgan Stanley		Turnover
December 31	of Period	Income(a)	Gain (loss)	Operations	Shareholders	Shareholders	Distributions	of Period	Return(b)	(000’s)	Expenses		Income		Affiliate		Rate

DIVIDEND GROWTH
CLASS Y SHARES
2005	$15.79	$0.16	$0.66	$0.82	$(0.16)	—	$(0.16)	$16.45	5.32%	$56,061	0.88%		1.01%		—		38%
2006	16.45	0.18	1.62	1.80	(0.18)	—	(0.18)	18.07	10.98	54,255	0.92		1.06		—		115
2007	18.07	0.17	0.55	0.72	(0.18)	—	(0.18)	18.61	3.95	49,021	0.92		0.93		—		48
2008	18.61	0.22	(7.04)	(6.82)	(0.06)	—	(0.06)	11.73	(36.76)	24,355	0.96	(d)	1.38	(d)	0.01%		61
2009	11.73	0.18	2.60	2.78	(0.21)	—	(0.21)	14.30	24.11	23,361	0.97	(d)	1.47	(d)	0.00	(e)	44

(a)	The per share amounts were computed using an average number of shares outstanding during the period.
(b)	Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.
(c)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(d)	The ratio reflects the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(e)	Amount is less than 0.005%.

8        Invesco V.I. Select Dimensions Dividend Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you wish to obtain free copies of the Fund’s current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs or annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Select Dimensions Dividend Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com MS-VISDDG-PRO-2

Prospectus	April 30, 2010 as revised May 24, 2010

Series I shares
Invesco V.I. Dividend Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Dividend Growth Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

This prospectus contains important information about the Series I class shares (Series I shares) of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Purchase and Sale of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	6
Distributions	7
Dividends	7
Capital Gains Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Dividend Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.54%

Other Expenses[1]	0.33

Total Annual Fund Operating Expenses[1]	0.87

Fee Waiver and/or Expense Reimbursement[2]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.67% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$68	$237	$442	$1,035

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Variable Investment Series Dividend Growth Portfolio (the predecessor fund) for its most recent fiscal year was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In selecting securities for purchase and sale, the Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stock. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark with similar investment objectives to the predecessor fund. The

1        Invesco V.I. Dividend Growth Fund

benchmark may not reflect payment of fees, expenses or taxes. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of its future performance.

The returns shown are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of Invesco V.I. Dividend Growth Fund on June 1, 2010. Series I shares returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns
The following bar chart shows changes in the performance of the predecessor fund’s Class X shares from year to year. Class X shares of the predecessor fund and Series I shares are not subject to sales loads.

Best Quarter (ended June 30, 2003): 17.28%
Worst Quarter (ended September 30, 2002): (21.08)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Series I: Inception (06/01/10)[1]	24.30%	(0.66)%	0.94%

S&P 500® Index	26.47	0.42	(0.95)

1The returns shown for these periods are the historical performance of the predecessor fund’s Class X shares at net asset value and reflect the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class X shares is March 1, 1990.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service

Gregory R. Lai	Portfolio Manager (Lead)	2010 (predecessor fund 2008)

Steven W. Pelensky	Portfolio Manager	2010 (predecessor fund 2008)

Jordan Floriani	Portfolio Manager	2010 (predecessor fund 2008)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through a variable product, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
The principal risks of investing in the Fund are:

Common Stock. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is

2        Invesco V.I. Dividend Growth Fund

quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Other Risks. The performance of the Fund also will depend on whether or not the portfolio managers are successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in convertible securities, fixed-income securities and REITs.

Additional Investment Strategy Information
Convertible Securities. Up to 20% of the Fund’s assets may be invested in convertible securities.

Fixed-Income Securities. The Fund may invest up to 20% of its assets in U.S. government securities, investment grade corporate debt securities and/or money market securities. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity.

REITs. REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from an upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent

3        Invesco V.I. Dividend Growth Fund

percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) While the credit risk for U.S. government securities in which the Fund may invest is minimal, the Fund’s investment grade corporate debt holdings may have speculative characteristics.

REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com.

Fund Management

The Adviser
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $250 million	0.545%

Next $750 million	0.420

Next $1 billion	0.395

Over $2 billion	0.370

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Gregory R. Lai, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Lai served as Portfolio Manager of the predecessor fund since 2008. Mr. Lai was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager at Affinity Investment Advisors, LLC. Mr. Lai is the lead portfolio manager of the Fund.

■	Stephen W. Pelensky, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Pelensky served as Portfolio Manager of the predecessor fund since 2008. Mr. Pelensky was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager for Alliance Bernstein.

■	Jordan Floriani, Portfolio Manager, has been responsible for the Fund since 2010. Ms. Floriani served as Portfolio Manager of the predecessor fund since 2008. Ms. Floriani was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, she was a Portfolio Manager at Affinity Investment Advisors, LLC.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

4        Invesco V.I. Dividend Growth Fund

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the Adviser believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks

There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

5        Invesco V.I. Dividend Growth Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

The Adviser may use indications of fair value from pricing services approved by the Board. In other circumstances, the Adviser valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser valuation committee will fair value the security using procedures approved by the Board.

Short-Term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds. To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

6        Invesco V.I. Dividend Growth Fund

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, the Adviser may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Adviser, the Adviser is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the Adviser provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to the Adviser are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by the Adviser to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by the Adviser out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

S&P 500® Index is an unmanaged Index considered representative of the U.S. stock market.

7        Invesco V.I. Dividend Growth Fund

Financial Highlights

The financial highlights show the predecessor fund’s financial history for the past five fiscal years ended December 31, 2009. The financial highlights table is intended to help you understand the financial performance of the predecessor fund’s Class X shares. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the predecessor fund (assuming reinvestment of all dividends and distributions).

The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the predecessor fund’s financial statements, is included in the predecessor fund’s annual report, which is available upon request.

											Ratio to Average
	Net Asset		Net Realized				Total				Net Assets(c)
	Value	Net	and	Total From	Dividends	Distributions	Dividends	Net Asset		Net Assets,			Net	Rebate From		Portfolio
	Beginning	Investment	Unrealized	Investment	to	to	and	Value End	Total	End of			Investment	Morgan Stanley		Turnover
For the Year Ended December 31	of Period	Income(a)	Gain (Loss)	Operations	Shareholders	Shareholders	Distributions	of Period	Return(b)	Period (000s)	Expenses		Income	Affiliate		Rate

DIVIDEND GROWTH CLASS X SHARES
2005	$14.48	$0.19	$0.61	$0.80	$(0.19)	—	$(0.19)	$15.09	5.61%	$582,259	0.57%		1.30%	—		38%
2006	15.09	0.21	1.45	1.66	(0.22)	—	(0.22)	16.53	11.09	471,931	0.59		1.37	—		114
2007	16.53	0.22	0.48	0.70	(0.22)	—	(0.22)	17.01	4.22	368,737	0.58		1.27	—		48
2008	17.01	0.25	(6.41)	(6.16)	(0.07)	—	(0.07)	10.78	(36.35)	184,579	0.63	(d)	1.72 (d)	0.00	%(e)	61
2009	10.78	0.20	2.37	2.57	(0.22)	—	(0.22)	13.13	24.30	192,279	0.67	(d)	1.80 (d)	0.00	(e)	44

(a)	The per share amounts were computed using an average number of shares outstanding during the period.
(b)	Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total return would be lower.
(c)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(d)	The ratio reflects the rebate of certain Portfolio expenses in connection with the investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(e)	Amount is less than 0.005%

8        Invesco V.I. Dividend Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you wish to obtain free copies of the Fund’s current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Dividend Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com MS-VIDGR-PRO-1

Prospectus	April 30, 2010 as revised May 24, 2010

Series II shares
Invesco V.I. Dividend Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Dividend Growth Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

This prospectus contains important information about the Series II class shares (Series II shares) of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Purchase and Sale of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	6
Distributions	7
Dividends	7
Capital Gains Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Dividend Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.54%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses[1]	0.33

Total Annual Fund Operating Expenses[1]	1.12

Fee Waiver and/or Expense Reimbursement[2]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.92% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$94	$315	$577	$1,326

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Variable Investment Series Dividend Growth Portfolio (the predecessor fund) for its most recent fiscal year was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In selecting securities for purchase and sale, the Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stock. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark

1        Invesco V.I. Dividend Growth Fund

with similar investment objectives to the predecessor fund. The benchmark may not reflect payment of fees, expenses or taxes. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of its future performance.

The returns shown are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of Invesco V.I. Dividend Growth Fund on June 1, 2010. Series II shares returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
The following bar chart shows changes in the performance of the predecessor fund’s Class Y shares from year to year. Class Y shares of the predecessor fund and Series II shares are not subject to sales loads.

Best Quarter (ended June 30, 2003 ): 17.25%
Worst Quarter (ended September 30, 2002 ): (21.10)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Series II: Inception (06/01/10)[1]	23.94%	(0.91)%	0.98%

S&P 500® Index: Inception (05/31/00)	26.47	0.42	(0.69)

1 The returns shown for these periods are the historical performance of the predecessor fund’s Class Y shares at net asset value and reflect the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class Y shares is June 5, 2000.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service

Gregory R. Lai	Portfolio Manager (Lead)	2010 (predecessor fund 2008)

Steven W. Pelensky	Portfolio Manager	2010 (predecessor fund 2008)

Jordan Floriani	Portfolio Manager	2010 (predecessor fund 2008)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through a variable product, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. The Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s stock investments may include foreign securities held directly or in the form of depositary receipts that are listed in the United States on a national securities exchange.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
The principal risks of investing in the Fund are:

2        Invesco V.I. Dividend Growth Fund

Common Stock. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Other Risks. The performance of the Fund also will depend on whether or not the portfolio managers are successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in convertible securities, fixed-income securities and REITs.

Additional Investment Strategy Information
Convertible Securities. Up to 20% of the Fund’s assets may be invested in convertible securities.

Fixed-Income Securities. The Fund may invest up to 20% of its assets in U.S. government securities, investment grade corporate debt securities and/or money market securities. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity.

REITs. REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments

3        Invesco V.I. Dividend Growth Fund

in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from an upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce borrowings, if any, in response to fluctuations in the value of such holdings.

Additional Risk Information
Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) While the credit risk for U.S. government securities in which the Fund may invest is minimal, the Fund’s investment grade corporate debt holdings may have speculative characteristics.

REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (SAI), which is available at www.invesco.com.

Fund Management

The Adviser
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $250 million	0.545%

Next $750 million	0.420

Next $1 billion	0.395

Over $2 billion	0.370

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Gregory R. Lai, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Lai served as Portfolio Manager of the predecessor fund since 2008. Mr. Lai was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager at Affinity Investment Advisors, LLC. Mr. Lai is the lead portfolio manager of the Fund.

■	Stephen W. Pelensky, Portfolio Manager, has been responsible for the Fund since 2010. Mr. Pelensky served as Portfolio Manager of the predecessor fund since 2008. Mr. Pelensky was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, he was a Senior Portfolio Manager for Alliance Bernstein.

■	Jordan Floriani, Portfolio Manager, has been responsible for the Fund since 2010. Ms. Floriani served as Portfolio Manager of the predecessor fund since 2008. Ms. Floriani was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (May 2007 to 2010). Prior to May 2007, she was a Portfolio Manager at Affinity Investment Advisors, LLC.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead

4        Invesco V.I. Dividend Growth Fund

manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Sale of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders, if the Adviser believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks

There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While

5        Invesco V.I. Dividend Growth Fund

the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

The Adviser may use indications of fair value from pricing services approved by the Board. In other circumstances, the Adviser valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser valuation committee will fair value the security using procedures approved by the Board.

Short-Term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds. To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.

The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund (not the variable product owners), all of the tax characteristics of the Fund’s investments

6        Invesco V.I. Dividend Growth Fund

flow into the separate accounts. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or “Rule 12b-1 Plan” which is described in this prospectus.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources.

Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, the Adviser may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the Fund and the Adviser, the Adviser is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the Adviser provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to the Adviser are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by the Adviser to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by the Adviser out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Dividend Growth Fund

Financial Highlights

The financial highlights show the predecessor fund’s financial history for the past five fiscal years ended December 31, 2009. The financial highlights table is intended to help you understand the financial performance of the predecessor fund’s Class Y shares. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single predecessor fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the predecessor fund (assuming reinvestment of all dividends and distributions).

The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the predecessor fund’s financial statements, is included in the predecessor fund’s annual report, which is available upon request.

											Ratio to Average			Rebate
	Net Asset		Net Realized								Net Assets(c)			from
	Value,	Net	and	Total From			Total	Net Asset		Net Assets,			Net	Morgan		Portfolio
	Beginning	Investment	Unrealized	Investment	Dividends to	Distributions to	Dividends and	Value, End	Total	End of Period			Investment	Stanley		Turnover
For the Year Ended December 31	of Period	Income(a)	Gain (Loss)	Operations	Shareholders	Shareholders	Distributions	of Period	Return(b)	(000s)	Expenses		Income	Affiliate		Rate

DIVIDEND GROWTH CLASS Y SHARES
2005	$14.46	$0.15	$0.62	$0.77	$(0.16)	—	$(0.16)	$15.07	5.35%	$143,577	0.82%		1.05%	—		38%
2006	15.07	0.17	1.45	1.62	(0.18)	—	(0.18)	16.51	10.83	136,660	0.84		1.12	—		114
2007	16.51	0.17	0.48	0.65	(0.18)	—	(0.18)	16.98	3.90	116,271	0.83		1.02	—		48
2008	16.98	0.21	(6.38)	(6.17)	(0.06)	—	(0.06)	10.75	(36.46)	59,030	0.88	(d)	1.47 (d)	0.00	%(e)	61
2009	10.75	0.17	2.36	2.53	(0.19)	—	(0.19)	13.09	23.94	64,463	0.92	(d)	1.55 (d)	0.00	%(e)	44

(a)	The per share amounts were computed using an average number of shares outstanding during the period.
(b)	Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.
(c)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(d)	The ratio reflects the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(e)	Amount is less than 0.005%.

8        Invesco V.I. Dividend Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you wish to obtain free copies of the Fund’s current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

Because you cannot purchase shares of the Fund directly, these documents have not been made available on our Web site.

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Dividend Growth Fund
SEC 1940 Act file number: 811-07452

invesco.com MS-VIDGR-PRO-2

Prospectus Supplement dated May 24, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Select Dimensions Dividend Growth Fund
The Invesco V.I. Select Dimensions Dividend Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series Dividend Growth Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Select Dimensions Investment Series.
At a shareholder meeting in May 2010, shareholders of the Acquired Fund approved a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. As a result of the approval of this agreement and plan of reorganization by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated May 24, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Dividend Growth Fund
The Invesco V.I. Dividend Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Variable Investment Series Dividend Growth Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Variable Investment Series.
At a shareholder meeting in May 2010, shareholders of the Acquired Fund approved a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. As a result of the approval of this agreement and plan of reorganization by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Statement of Additional Information Supplement dated May 24, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. Income Builder Fund
Invesco V.I. S&P 500 Index Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Invesco Van Kampen V.I. Global Value Equity Fund
Invesco Van Kampen V.I. Government Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. High Yield Fund
Invesco Van Kampen V.I. International Growth Equity Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Mid Cap Value Fund
Invesco Van Kampen V.I. Value Fund
Michael Petrino is no longer a portfolio manager for Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Dividend Growth Fund and all references to Mr. Petrino in Appendix G are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Accounts Managed — Invesco Van Kampen V.I. Mid Cap Value Fund” in Appendix G of the Statement of Additional Information.

	Dollar Range	Other Registered Mutual		Other Pooled Investment		Other Accounts
	of	Funds Managed (assets in		Vehicles Managed (assets in		Managed
	Investments	millions)		millions)		(assets in millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen V.I. Mid Cap Value Fund
Thomas Bastian	None	19	$24,500.0	None	None	2	$13.4
Thomas Cooper	None	6	$1,500.0	None	None	None	None
Mark Laskin	None	19	$24,500.0	None	None	2	$13.4
Mary Jayne Maly	None	19	$24,500.0	None	None	2	$13.4
Sergio Marcheli	None	19	$24,500.0	None	None	2	$13.4
John Mazanec	None	6	$1,500.0	None	None	None	None
James Roeder	None	19	$24,500.0	None	None	2	$13.4 ”

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.